Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Continuing operations
Revenue	$ 53,817	$ 65,098	$ 56,921
Other income	394	1,398	380
Expenses excluding net finance costs	(31,873)	(32,371)	(30,871)
Profit/(loss) from equity accounted investments, related impairments and expenses	594	(19)	(915)
Profit from operations	22,932	34,106	25,515
Financial expenses	(2,060)	(1,050)	(1,290)
Financial income	529	81	67
Net finance costs	(1,531)	(969)	(1,223)
Profit before taxation	21,401	33,137	24,292
Income tax expense	(6,691)	(10,430)	(10,376)
Royalty-related taxation (net of income tax benefit)	(386)	(307)	(240)
Total taxation expense	(7,077)	(10,737)	(10,616)
Profit after taxation from Continuing operations	14,324	22,400	13,676
Discontinued operations
Profit/(loss) after taxation from Discontinued operations		10,655	(225)
Profit after taxation from Continuing and Discontinued operations	14,324	33,055	13,451
Attributable to non-controlling interests	1,403	2,155	2,147
Attributable to BHP shareholders	$ 12,921	$ 30,900	$ 11,304
Basic earnings per ordinary share (cents)	$ 2.552	$ 6.106	$ 2.235
Diluted earnings per ordinary share (cents)	2.547	6.093	2.23
Basic earnings from Continuing operations per ordinary share (cents)	2.552	4	2.28
Diluted earnings from Continuing operations per ordinary share (cents)	$ 2.547	$ 3.992	$ 2.275